As filed with the Securities and Exchange Commission on September 29, 2004
                                     Investment Company Act file number 811-3522


                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                                    FORM N-Q


                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY


                        Daily Tax Free Income Fund, Inc.
               (Exact name of registrant as specified in charter)
                                600 Fifth Avenue
                               New York, NY 10020
               (Address of principal executive offices) (Zip code)


                                 Rosanne Holtzer
                     c/o Reich & Tang Asset Management, LLC
                                600 Fifth Avenue
                            New York, New York 10020

                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-830-5200

Date of fiscal year end: October 31, 2004

Date of reporting period: July 31, 2004

Item 1: Schedule of Investments

 DAILY TAX FREE INCOME FUND, INC.
 STATEMENT OF NET ASSETS
 JULY 31, 2004
 (UNAUDITED)

                                                                                                                         Ratings (a)
       Face                                                                     Maturity     Current    Amortized        -----------
      Amount                       Security Description                           Date       Coupon       Cost         Moody's   S&P
     -------                       --------------------                         --------     -------    ---------      -------   ---
PUT BONDS(B)(6.99%)
------------------
$  5,000,000.00  CITY AND COUNTY OF HONOLULU, HI GO - SERIES 2001C
                 INSURED BY FGIC                                                12/02/04     1.18%  $  5,000,000.00      P1     A1+
   2,600,000.00  CLIPPER TAX EXEMPT COPS - SERIES 2001
                 INSURED BY MBIA INSURANCE CORP.                                09/08/04     1.05      2,600,000.00    VMIG-1
   3,430,000.00  CLIPPER TAX EXEMPT COPS - SERIES 2001-3
                 INSURED BY MBIA INSURANCE CORP.                                09/08/04     1.05      3,430,000.00    VMIG-1
   6,000,000.00  HOUSTON, TX INDEPENDENT SCHOOL DISTRICT LIMITED TAX
                 SCHOOL HOUSE & REFUNDING BONDS                                 06/15/05     1.73      6,000,000.00    VMIG-1   A1+
   2,385,000.00  MARIETTA, GA HOUSING AUTHORITY (FALLS AT BELLS FERRY)          01/15/05     1.25      2,385,000.00    VMIG-1
   5,000,000.00  METROPOLITAN GOVERNMENT OF NASHVILLE & DAVIDSON COUNTIES, TN
                 (VANDERBILT UNIVERSITY) - SERIES 1985A                         01/15/05     1.05      5,000,000.00    VMIG-1   A1+
   2,680,000.00  POOLED PUTTABLE FLOATING OPTION TAX EXEMPT RECEIPTS
                 - SERIES PPT-33
                 LOC MERRILL LYNCH & COMPANY, INC.                              06/16/05     1.90      2,680,000.00             A1+
---------------                                                                                      --------------
$ 27,095,000.00  TOTAL PUT BONDS                                                                    $ 27,095,000.00
---------------                                                                                      --------------

REVENUE BOND (0.16%)
--------------------
$    615,000.00  LAKEHAVEN, WA UTILITY DISTRICT RB (WATER & SEWER) (c)
                 INSURED BY AMBAC INDEMNITY CORP.                               12/01/04     1.15%  $    615,000.00
---------------                                                                                      --------------
$    615,000.00  TOTAL REVENUE BOND                                                                 $    615,000.00
---------------                                                                                      --------------

TAX EXEMPT COMMERCIAL PAPER (9.72%)
-----------------------------------
$  4,000,000.00  BURKE COUNTY, GA DEVELOPMENT AUTHORITY (OGELTHORPE
                 POWER)- SERIES 1998B
                 INSURED BY AMBAC INDEMNITY CORP.                               08/16/04     1.12%  $  4,000,000.00    VMIG-1   A1+
  10,000,000.00  CITY OF MOUNT VERNON, IN POLLUTION CONTROL & SOLID WASTE
                 DISPOSAL RB (GENERAL ELECTRIC COMPANY)                         08/10/04     1.00     10,000,000.00      P1     A1+
   4,300,000.00  JACKSONVILLE, FL ELECTRIC AUTHORITY (ELECTRIC SYSYTEM)
                 - SERIES A                                                     09/02/04     1.07      4,300,000.00    VMIG-1   A1+
   4,000,000.00  JACKSONVILLE, FL HFA HRB - SERIES 2003B
                 LOC BANK OF AMERICA                                            12/22/04     0.98      4,000,000.00             A1+
   6,000,000.00  MARYLAND HEALTH & HIGHER EDUCATION AUTHORITY
                 (JOHNS HOPKINS HOSPITAL)                                       10/06/04     1.17      6,000,000.00      P1     A1+
   5,382,000.00  SUNSHINE STATE GOVERNMENT FINANCE REVENUE NOTES - SERIES E     09/08/04     1.05      5,382,000.00      P1     A1+
   4,000,000.00  TEXAS PFA - SERIES B                                           08/04/04     1.07      4,000,000.00      P1     A1

---------------                                                                                      --------------
$ 37,682,000.00  TOTAL TAX EXEMPT COMMERCIAL PAPER                                                  $ 37,682,000.00
---------------                                                                                      --------------

TAX EXEMPT GENERAL OBLIGATION NOTES & BONDS (25.00%)
----------------------------------------------------
$  2,000,000.00  ATWATER-COSMOS-GROVE CITY, MN INDEPENDENT
                 SCHOOL DISTRICT # 2396, YTM 1.00% (c)                          08/16/04     1.50%  $  2,000,404.28
     950,000.00  BROWN DEER, WI SCHOOL DISTRICT TRAN, YTM 1.15% (c)             10/20/04     1.20        950,102.00
   5,000,000.00  CHARLESTON COUNTY, SC SCHOOL DISTRICT BAN - SERIES 2004,
                 YTM 0.96%                                                      11/04/04     2.00      5,013,427.17    MIG-1   SP-1+
   1,825,000.00  CLARK COUNTY, OH BAN, YTM 1.70% (c)                            05/27/05     1.93      1,828,378.70
   1,500,000.00  DRUMMOND, WI AREA SCHOOL DISTRICT TRAN, YTM 1.20% (c)          11/01/04     1.27      1,500,258.75
   2,750,000.00  EAST TROY, WI COMMUNITY SCHOOL DISTRICT TRAN, YTM 1.17% (c)    09/30/04     1.20      2,750,130.38
   2,000,000.00  EDGERTON, WI SCHOOL DISTRICT TRAN, YTM 1.15% (c)               10/29/04     1.20      2,000,238.61
   9,000,000.00  ELKHART COUNTY, IN COMMUNITY SCHOOLS TAW - SERIES A,
                 YTM 1.25% (c)                                                  12/31/04     1.30      9,001,824.00
   5,000,000.00  ELKHORN, WI AREA SCHOOL DISTRICT TRAN, YTM 1.10% (c)           08/24/04     1.15      5,000,152.49
   1,310,000.00  FULDA, MN INDEPENDENT SCHOOL DISTRICT # 505 GO - SERIES A,
                 YTM 1.18% (c)                                                  09/30/04     1.75      1,311,209.08
   1,500,000.00  GREENDALE, WI SCHOOL DISTRICT TRAN, YTM 1.15% (c)              09/22/04     1.20      1,500,104.71
   4,500,000.00  HOWARD  SUAMICO, WI SCHOOL DISTRICT TRAN, YTM 1.14% (c)        08/23/04     1.25      4,500,294.82
   1,400,000.00  JEFFERSON, WI SCHOOL DISTRICT TRAN, YTM 1.10% (c)              09/10/04     1.20      1,400,150.36
     980,000.00  LAKE COUNTY, WI SCHOOL DISTRICT TRAN, YTM 1.15% (c)            09/28/04     1.25        980,152.06
   3,000,000.00  LEBANON CITY, OH SCHOOL DISTRICT SCHOOL FACILITY
                 CONSTRUCTION & IMPROVEMENT NOTES, YTM 1.07%                    08/12/04     1.44      3,000,330.90    MIG-1
   1,750,000.00  LOWELL, MI AREA SCHOOL DISTRICT GO - SERIES 2004 (c)           09/01/04     1.05      1,750,000.00
     935,000.00  MARSHALL COTTAGE GROVE, MI JOINT SCHOOL DISTRICT TRAN,
                 YTM 1.13% (c)                                                  09/08/04     1.25        935,114.04
   3,300,000.00  MARYSVILLE, OH EXEMPT VILLAGE SCHOOL DISTRICT BAN
                 (SCHOOL CONSTRUSTION PROJECT), YTM 1.58%                       05/26/05     1.87      3,307,672.68    MIG-1
   7,000,000.00  PAINESVILLE, OH LOCAL SCHOOL DISTRICT CONSTRUCTION BAN,
                 YTM 1.42%                                                      02/17/05     1.76      7,012,810.81    MIG-1
   4,000,000.00  PEWAUKEE, WI SCHOOL DISTRICT TRAN, YTM 1.22% (c)               09/10/04     1.25      4,000,127.12
   3,000,000.00  RHINELANDER, WI SCHOOL DISTRICT TRAN, YTM 1.12% (c)            09/23/04     1.16      3,000,168.77
   2,400,000.00  SAUK PRAIRIE, WI SCHOOL DISTRICT TAN, YTM 1.12% (c)            09/03/04     1.20      2,400,169.40
   1,750,000.00  SHEBOYGAN FALLS, WI SCHOOL DISTRICT TRAN, YTM 1.17% (c)        09/29/04     1.25      1,750,222.86
   5,000,000.00  STATE OF TEXAS TRAN, YTM 1.12%                                 08/31/04     2.00      2,005,723.03    MIG-1   SP-1+
   2,000,000.00  STRAFFORD COUNTY, NH TAN, YTM 1.05% (c)                        12/30/04     1.75      1,002,659.01
   1,000,000.00  STRAFFORD COUNTY, NH TAN, YTM 1.10% (c)                        12/30/04     1.75      1,700,199.10
   1,700,000.00  STURGEON BAY, WI SCHOOL DISTRICT TRAN, YTM 1.17% (c)           10/27/04     1.22        600,156.66
     600,000.00  SWALLOW, WI SCHOOL DISTRICT TRAN, YTM 1.20% (c)                10/28/04     1.31      5,003,568.68
   1,700,000.00  TOMAHAWK, WI SCHOOL DISTRICT TAN , YTM 1.17% (c)               10/21/04     1.25      1,700,297.22
     595,000.00  TWIN LAKES, WI SCHOOL DISTRICT #4 TRAN, YTM 1.20% (c)          10/07/04     1.41        595,225.47
   1,550,000.00  WATERLOO, WI SCHOOL DISTRICT TRAN, YTM 1.19% (c)               09/21/04     1.30      1,550,233.51
   1,400,000.00  WILLIAMS BAY SCHOOL DISTRICT TRAN, YTM 1.14% (c)               08/23/04     1.30      1,400,132.36
     660,000.00  WILMOT, WI SCHOOL DISTRICT TRAN (WILMOT UNION HIGH SCHOOL),
                 YTM 1.19% (c)                                                  11/01/04     1.35        660,260.99
   3,000,000.00  WOODHAVEN BROWNSTONE SCHOOL DISTRICT, MI GO
                 SCHOOL BUILDING/SITE BOND, YTM 1.15%                           11/01/04     1.50      3,002,592.73             A1+
  10,808,165.00  WYANDOTTE COUNTY, KS UNIFIED GOVERNMENT MUNICIPAL
                 TEMPORARY NOTES - SERIES 2004V, YTM 1.65% (c)                  04/01/05     1.75     10,815,136.86

---------------                                                                                      --------------
$ 96,863,165.00  TOTAL TAX EXEMPT GENERAL OBLIGATION NOTES & BONDS                                  $ 96,929,629.61
---------------                                                                                      --------------


VARIABLE RATE DEMAND INSTRUMENTS (D)(51.41%)
-----------------------------------------
   2,000,000.00  ALACHUA COUNTY, FL HFA RB (CONTINUING CARE RETIREMENT
                 COMMUNITY - OAK HAMMOCK) - SERIES 2002A
                 LOC BNP PARIBAS                                                10/01/32     1.10%  $  2,000,000.00    VMIG-1
   5,000,000.00  CITY OF LAKELAND, FL ENERGY SYSTEM RB - SERIES 2001A           10/01/35     1.08      5,000,000.00    VMIG-1   A1+
   2,000,000.00  CITY OF MANITOWAC, WI MHRB (GREAT LAKES TRAINING) - SERIES A   08/01/37     1.33      2,000,000.00    VMIG-1
   3,000,000.00  CITY OF WILMINGTON, DE (DELAWARE ART MUSEUM, INC.)- SERIES 2003
                 LOC ALLIED IRISH BANK                                          10/01/37     1.08      3,000,000.00    VMIG-1
   5,000,000.00  COLLIER COUNTY, FL EDUCATIONAL FACILITIES AUTHORITY
                 (INTERNATIONAL COLLEGE PROJECT)
                 LOC FIFTH THIRD BANK                                           04/01/28     1.10      5,000,000.00             A1+
   4,300,000.00  COLLIER COUNTY, FL HEALTH FACILITIES HRB
                 (CLEVELAND CLINIC HEALTH)  SERIES C-1
                 LOC J.P. MORGAN CHASE                                          01/01/35     1.10      4,300,000.00    VMIG-1   A1+
   2,400,000.00  CONNECTICUT STATE DEVELOPMENT AUTHORITY HEALTH CARE RB
                 (INDEPENDENT LIVING PROJECT)
                 LOC CHASE MANHATTAN BANK, N.A.                                 07/01/15     1.09      2,400,000.00    VMIG-1
   7,300,000.00  CUYAHOGA COUNTY, OH HRB (THE METROHEALTH SYSTEM) - SERIES 2003
                 LOC KEY BANK, N.A.                                             03/01/33     1.14      7,300,000.00    VMIG-1
  10,000,000.00  DADE COUNTY, FL RB (WATER AND SEWER SYSTEM)
                 INSURED BY FGIC                                                10/05/22     1.05     10,000,000.00    VMIG-1   A1+
     400,000.00  DEKALB COUNTY, GA DEVELOPMENT AUTHORITY IDRB (PET INC. PROJECT)
                 LOC BNP PARIBAS                                                02/01/05     1.10        400,000.00
     100,000.00  FAIRFAX, VA IDA (FAIRFAX HOSPITAL SYSTEM, INC.)                10/01/25     1.06        100,000.00    VMIG-1   A1+
   2,000,000.00  FLORIDA FINANCE AUTHORITY CONTINUING CARE RETIREMENT
                 COMMISSION RB (GLENRIDGE CAPITAL PROJECT) - SERIES 2002C
                 LOC BANK OF SCOTLAND                                           06/01/12     1.10      2,000,000.00    VMIG-1
   1,900,000.00  FLORIDA HFA MHRB (HUNTINGTON) - SERIES GGG
                 LOC HSBC BANK US                                               12/01/13     1.08      1,900,000.00             A1+
   1,000,000.00  FLORIDA HFA MHRB (TOWN COLONY) - SERIES EE
                 LOC CREDIT SUISSE FIRST BOSTON                                 09/01/08     1.11      1,000,000.00             A1+
   2,045,000.00  FRANKLIN COUNTY, OH RB (THE VILLAS AT SAINT THERESE PROJECT)
                 - SERIES 1997F (c)
                 LOC FIFTH THIRD BANK                                           10/01/22     1.15      2,045,000.00
   7,200,000.00  FULTON COUNTY, GA DEVELOPMENT AUTHORITY IRB
                 (SIEMENS ENERGY INC. PROJECT)                                  12/15/14     1.14      7,200,000.00    VMIG-1
   1,000,000.00  GREENSBORO, NC PUBLIC IMPROVEMENT - SERIES B                   04/01/14     1.07      1,000,000.00    VMIG-1   A1+
   5,000,000.00  HARRIS COUNTY, TX IDC RB (ODFJELL TERMINAL PROJECT)
                 LOC DANSKE BANK                                                02/01/20     1.09      5,000,000.00             A1+
   2,835,000.00  HENDERSON, NV PUBLIC IMPROVEMENT MHRB PUEBLO I-A
                 LOC CREDIT SUISSE FIRST BOSTON                                 08/01/26     1.19      2,835,000.00             A1+
   1,200,000.00  IDAHO HEFA RB (ST. LUKE'S REGIONAL MEDICAL CENTER)
                 LOC HARRIS TRUST & SAVINGS BANK                                05/01/22     1.10      1,200,000.00    VMIG-1
   4,700,000.00  ILLINOIS DEVELOPMENT FINANCE AUTHORITY
                 (JAMES JORDAN BOYS & GIRLS CLUB & FAMILY LIFE CENTER PROJECT)
                 - SERIES 1995
                 LOC AMERICAN NATIONAL BANK                                     08/01/30     1.08      4,700,000.00             A1+
   3,400,000.00  ILLINOIS DEVELOPMENT FINANCE AUTHORITY RB
                 (GLENWOOD SCHOOL FOR BOYS)
                 LOC HARRIS TRUST & SAVINGS BANK                                02/01/33     1.08      3,400,000.00             A1+
   1,800,000.00  ILLINOIS DEVELOPMENT FINANCE AUTHORITY RB
                 (YMCA METROPOLITAN CHICAGO PROJECT)
                 LOC HARRIS TRUST & SAVINGS BANK                                06/01/29     1.10      1,800,000.00             A1+
   2,200,000.00  ILLINOIS DEVELOPMENT FINANCE AUTHORITY RB
                 (TRINITY INTERNATIONAL UNIVERSITY)
                 LOC FIRSTAR BANK                                               10/01/30     1.12      2,200,000.00             A1
     300,000.00  INDIANA HFFA RB (ACCESS DESIGNATED PG-B)
                 LOC COMERICA BANK                                              01/01/16     1.07        300,000.00             A1
   1,100,000.00  IOWA HIGHER EDUCATION LOAN AUTHORITY RB (LORAS COLLEGE PROJECT)
                 LOC LASALLE NATIONAL BANK                                      11/01/30     1.10      1,100,000.00             A1+
   3,000,000.00  JACKSON COUNTY, MI EDC (THRIFTY LEONI) (c)
                 LOC BANK ONE                                                   12/01/14     1.13      3,000,000.00
   2,500,000.00  JACKSONVILLE, FL UNIVERSITY (HEALTH SCIENCE CENTER)
                 - SERIES 1989                                                  07/01/19     1.13      2,500,000.00    VMIG-1
   9,045,074.00  KOCH FLOATING RATE TRUST - SERIES 1
                 INSURED BY AMBAC INDEMNITY CORP.                               04/01/09     1.33      9,045,074.00             A1+
   2,500,000.00  LAKEVIEW, MI SCHOOL DISTRICT (SCHOOL BUILDING & SITE B)
                 - SERIES 2002                                                  05/01/32     1.08      2,500,000.00             A1+
   2,500,000.00  LATROBE, PA IDA RB (DIOCESE OF GREENSBURG)
                 LOC ALLIED IRISH BANK                                          06/01/33     1.15      2,500,000.00    VMIG-1
   5,000,000.00  LUBBOCK, TX EDUCATIONAL FACILITIES AUTHORITY
                 (LUBBOCK CHRISTIAN UNIVERSITY)
                 LOC ALLIED IRISH BANK                                          05/01/29     1.17      5,000,000.00    VMIG-1
   7,000,000.00  MASSACHUSETTS STATE HEFA (HARVARD UNIVERSITY) - SERIES GG-1    07/01/29     1.00      7,000,000.00    VMIG-1   A1+
  12,000,000.00  MASSACHUSETTS STATE HEFA (HARVARD UNIVERSITY) - SERIES R       11/01/49     1.00     12,000,000.00    VMIG-1   A1+
   3,990,000.00  MIAMI  DADE COUNTY, FL ROCS II - R - SERIES 4047
                 (WATER AND SEWER)
                 INSURED BY MBIA INSURANCE CORP.                                10/01/13     1.14      3,990,000.00             A1+
   3,550,000.00  MONTGOMERY COUNTY, MD EDC RB
                 (BROOKE GROVE FOUNDATIONS, INCORPORATED FACILITIES)
                 - SERIES 1995
                 LOC FIRST NATIONAL BANK OF MARYLAND                            01/01/16     1.19      3,550,000.00             A1
   4,440,000.00  MUNIMAE NATIONAL TICS/TOCS TRUST
                 INSURED BY MBIA INSURANCE CORP.                                10/01/40     1.23      4,440,000.00             A1+
   3,200,000.00  NEW BRITAIN, CT GO - SERIES B (c)
                 INSURED BY AMBAC INDEMNITY CORP.                               04/01/20     1.04      3,200,000.00
   5,000,000.00  NEW ULM, MN HOSPITAL FACILITY RB (HEALTH CENTER SYSTEM PROJECT)
                 - SERIES 1985
                 LOC WELLS FARGO BANK, N.A.                                     08/01/14     1.07      5,000,000.00             A1+
   3,400,000.00  NEW YORK CITY, NY GO - SERIES B-9
                 LOC CHASE MANHATTAN BANK, N.A.                                 08/15/23     1.10      3,400,000.00    VMIG-1   A1+
   4,000,000.00  NEW YORK CITY, NY GO - SERIES J-2
                 LOC WESTDEUTSCHE LANDESBANK                                    02/15/16     1.10      4,000,000.00      P1     A1+
   1,500,000.00  ORANGE COUNTY, FL SCHOOL BOARD COPS - SERIES B
                 INSURED BY AMBAC INDEMNITY CORP.                               08/01/25     1.10      1,500,000.00    VMIG-1
   1,700,000.00  OREGON STATE GO  SERIES 73H                                    12/01/19     1.08      1,700,000.00    VMIG-1   A1+
   2,500,000.00  ORLANDO, FL UTILITIES COMMISSION (WATER AND ELECTRIC)          10/01/17     1.07      2,500,000.00             A1+
   7,350,000.00  PHOENIX, AZ IDA MHRB REFUNDING
                 (BELL SQUARE APARTMENTS PROJECT)- SERIES 1995
                 LOC GENERAL ELECTRIC CAPITAL CORPORATION                       06/01/25     1.11      7,350,000.00             A1+
   3,500,000.00  PHOENIX, AZ IDA MHRB REFUNDING
                 (PARADISE LAKE APARTMENTS PROJECT) - SERIES 1995
                 LOC GENERAL ELECTRIC CAPITAL CORPORATION                       07/01/25     1.11      3,500,000.00             A1+
   2,000,000.00  PORT ORANGE, FL (PALMER COLLEGE) RB - SERIES 2002
                 LOC LASALLE NATIONAL BANK                                      10/01/32     1.09      2,000,000.00             A1+
     950,000.00  RICHMOND, VA CAPITAL REGION AIRPORT
                 (RICHMOND INTERNATIONAL AIRPORT)
                 INSURED BY AMBAC INDEMNITY CORP.                               07/01/25     1.08        950,000.00    VMIG-1   A1+
   2,900,000.00  SALINA, KS (DILLARDS PROJECT) (c)
                 LOC BANK OF AMERICA                                            12/01/14     1.28      2,900,000.00
   1,200,000.00  SALT LAKE COUNTY, UT PCRB (SERVICE STATION HOLDINGS
                 BRITISH PETROLEUM) - SERIES 1994                               02/01/08     1.10      1,200,000.00      P1     A1+
     400,000.00  SOUTHEAST GEORGIA HEALTH SYSTEM (GLYNN-BRUNSWICK MEMORIAL
                 HOSPITAL)
                 INSURED BY MBIA INSURANCE CORP.                                08/01/16     1.05        400,000.00    VMIG-1   A1+
   1,840,000.00  ST. CLOUD, MN COMMERCIAL DEVELOPMENT (KELLY INN PROJECT)
                 LOC FIRST BANK OF SOUTH DAKOTA                                 04/01/13     1.22      1,840,000.00
     300,000.00  STATE OF CONNECTICUT HEFA (HOSPITAL OF SAINT RAPHAEL PROJECT)
                 - SERIES K
                 LOC KBC BANK                                                   07/01/22     1.07        300,000.00    VMIG-1
     515,000.00  SUFFOLK, VA REDEVELOPMENT AND HOUSING AUTHORITY
                 (OAK SPRING APARTMENTS LLC)
                 GUARANTEED BY FEDERAL HOME LOAN MORTGAGE CORPORATION           12/01/19     1.08        515,000.00    VMIG-1
   2,000,000.00  SUNSHINE STATE GOVERNMENT FINANCING COMMISSION RB - SERIES 1986
                 INSURED BY AMBAC INDEMNITY CORP.                               07/01/16     1.07      2,000,000.00    VMIG-1
   1,945,000.00  TULSA, OK IDA (INDIANA HEALTH CARE PROJECT) (c)
                 LOC BANK ONE                                                   06/01/14     1.25      1,945,000.00
   6,400,000.00  UNIVERSITY OF NORTH CAROLINA AT CHAPEL HILL RB - SERIES 2001C  12/01/25     1.08      6,400,000.00    VMIG-1   A1+
   4,500,000.00  UNIVERSITY OF SOUTHERN INDIANA (STUDENT FEE) - SERIES G
                 LOC BANK ONE                                                   10/01/19     1.08      4,500,000.00    VMIG-1   A1
   3,000,000.00  VANCOUVER, WA HOUSING AUTHORITY (VILLAGE PARK APARTMENTS)
                 LOC US BANK, N.A.                                              11/02/05     1.11      3,000,000.00             A1
     925,000.00  VIRGINIA COLLEGE BUILDING AUTHORITY (UNIVERSITY OF RICHMOND
                 PROJECT)                                                       11/01/26     1.09        925,000.00    VMIG-1
   1,500,000.00  WASHINGTON STATE PUBLIC POWER SUPPLY (NUCLEAR PROJECT #1)
                 - SERIES 1993A
                 LOC BANK OF AMERICA                                            07/01/17     1.09      1,500,000.00    VMIG-1   A1+
   1,145,000.00  WINSTON SALEM, NC COPS - SERIES 1988                           07/01/09     1.09      1,145,000.00    VMIG-1   A1+
   1,000,000.00  WISCONSIN HEFA (ALVERNO COLLEGE PROJECT) - SERIES 1997
                 LOC ALLIED IRISH BANK                                          11/01/17     1.15      1,000,000.00    VMIG-1
---------------                                                                                      --------------
$199,375,074.00  TOTAL VARIABLE RATE DEMAND INSTRUMENTS                                            $ 199,375,074.00
--------------                                                                                       --------------

VARIABLE RATE DEMAND INSTRUMENTS - PARTICIPATION NOTE (D)(0.01%)
----------------------------------------------------------------
$     59,306.00  THE WOODLANDS FIRE DEPT., INC. TAX EXEMPT LOAN
                 LOC CHASE MANHATTAN BANK, N.A.                                 06/30/06     2.34%  $     59,306.93      P1     A1+
---------------                                                                                     ---------------
$     59,306.00  TOTAL VARIABLE RATE DEMAND INSTRUMENTS - PARTICIPATION NOTE                        $     59,306.93
---------------                                                                                     ---------------

VARIABLE RATE DEMAND INSTRUMENTS - PRIVATE PLACEMENTS (D)(6.32%)
----------------------------------------------------------------
$  2,454,000.00  ANAHEIM, CA (WEST ANAHEIM CONVALESCENT HOME)
                 LOC UNION BANK OF CALIFORNIA                                   12/01/15     2.55%  $  2,454,000.00      P1     A2
   3,589,000.00  ANAHEIM, CA HA MHRB (WEST ANAHEIM ROYALE PROJECT)
                 - SERIES 1985C
                 LOC UNION BANK OF CALIFORNIA                                   12/01/15     2.55      3,589,000.00      P1     A2
   3,568,000.00  CULVER CITY, CA IDRB (CULVER CITY ROYALE PROJECT)
                 - SERIES 1985
                 LOC UNION BANK OF CALIFORNIA                                   12/01/15     2.55      3,568,000.00      P1     A2
   1,740,190.00  FRANKLIN COUNTY, OH EDRB
                 (NORWICH LIMITED PARTNERSHIP PROJECT) - SERIES 1985
                 LOC HUNTINGTON NATIONAL BANK                                   10/01/05     2.89      1,740,190.00      P1     A1
   1,500,000.00  HARFORD COUNTY, MD EDRB
                 (HARRIGAN ROLLER COMPANY, INC PROJECT) - SERIES 1984
                 LOC DRESDNER BANK, A.G.                                        12/28/14     2.55      1,500,000.00      P1     A1+
   4,270,000.00  HOWARD COUNTY, MD RB
                 (THE BLUFFS & HAWTHORNE APARTMENT FACILITY) - SERIES 1995
                 LOC FIRST NATIONAL BANK OF MARYLAND                            12/01/20     1.14      4,270,000.00      P1     A2
     122,500.00  KING COUNTY, WA EECRB (ARENSBERG INVESTMENTS PROJECT)
                 - SERIES 1984
                 LOC BANK OF AMERICA                                            01/01/05     2.76        122,500.00      P1     A1+
   2,106,400.00  WEST JORDAN, UT IDRB
                 (THE LYNN PARTNERSHIP NURING HOME PROJECT) - SERIES 1985
                 LOC BANK OF AMERICA                                            07/01/15     2.76      2,106,400.00      P1     A1+
   2,000,000.00  WOOD DALE, IL IDRB (BOHLER BROS. OF AMERICA, INC. PROJECT)
                 - SERIES 1985
                 LOC CREDITANSTALTBANKVEREIN                                    06/01/10     2.55      2,000,000.00      P1     A1+
   3,170,000.00  YORK COUNTY, PA IDA RB
                 (YORK OUTLET MALL LIMITED PARTNERSHIP PROJECT) - SERIES 1987
                 LOC MANUFACTURERS & TRADERS BANK & TRUST                       12/01/14     1.13      3,170,000.00      P1     A2

---------------                                                                                     ---------------
$ 24,520,090.00  TOTAL VARIABLE RATE DEMAND INSTRUMENTS - PRIVATE PLACEMENTS                       $  24,520,090.00
---------------                                                                                     ---------------


                    Total Investments (99.61%)                                                     $ 386,276,100.54

                    Net Cash (0.39%)                                                                   1,498,526.67
                                                                                                    ---------------
                    Net Assets (100.00%)                                                           $ 387,774,627.21
                                                                                                    ===============
                    Shares Outstanding :
                         Class A                                                                     114,819,771.39
                                                                                                    ===============
                         Class B                                                                     222,388,791.04
                                                                                                    ===============
                         FSW Shares                                                                   50,758,320.76
                                                                                                    ===============
                         NAV:

                         Class A                                                                    $          1.00
                                                                                                    ===============
                         Class B                                                                    $          1.00
                                                                                                    ===============
                         FSW Shares                                                                 $          1.00
                                                                                                    ===============

                    All portfolio investments meet the high quality credit, maturity and minimal credit risk requirements under Rule 2a7.


KEY:
    BAN      =   Bond Anticipation Note                         IDA      =   Industrial Development Authority
    COPS     =   Certificates of Participation                  IDC      =   Industrial Development Corporation
    EDA      =   Economic Development Authority                 IDRB     =   Industrial Development Revenue Bond
    EDC      =   Economic Development Corporation               IRB      =   Industrial Revenue Bond
    EDRB     =   Economic Development Revenue Bond              LOC      =   Letter of Credit
    EECRB    =   Economic Enterprise Corporation Revenue Bond   MHRB     =   Multi-Family Housing Revenue Bond
    FGIC     =   Financial Guaranty Insurance Company           PCRB     =   Pollution Control Revenue Bond
    FSA      =   Financial Security Assurance                   RB       =   Revenue Bond
    GO       =   General Obligation                             RDRB     =   Residential Development Revenue Bond
    HEFA     =   Health & Education Facilities Authority        TAN      =   Tax Anticipation Note
    HFA      =   Housing Finance Authority                      TICs     =   Trust Inverse Certificates
    HFFA     =   Health Facility Finance Authority              TOCs     =   Tender Option Certificates
    HRB      =   Hospital Revenue Bond                          TRAN     =   Tax and Revenue Anticipation Note
                                                                YTM      =   Yield to Maturity


Item 2:    Controls and Procedures

(a) The registrant's Principal Executive Officer and Principal Financial Officer have evaluated the design and operation of the registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the registrant's disclosure controls and procedures were effective in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized and reported on a timely basis.


(b) There were no changes in the registrant's internal controls over financial reporting that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to affect, the registrant's internal controls over financial reporting.

Item 3:    Exhibits


Certifications of Principal Executive Officer and Principal Financial Officer, under Rule 30a-2(a) of the Investment Company Act of 1940.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant) Daily Tax Free Income Fund, Inc.


By (Signature and Title)*               /s/Rosanne Holtzer
                                           Rosanne Holtzer, Secretary


Date September 29, 2004


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*               /s/Steven W. Duff
                                           Steven W. Duff, President


Date September 29, 2004


By (Signature and Title)*               /s/Richard DeSanctis
                                           Richard DeSanctis, Treasurer


Date September 29, 2004


* Print the name and title of each signing officer under his or her signature.